CASH, CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH	CASH, CASH EQUIVALENTS AND RESTRICTED CASH
As of December 31, 2021, 2020 and 2019, the following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

(in thousands of $)	2021	2020	2019
Cash and cash equivalents	197,032	153,093	153,060
Short-term restricted cash	12,985	22,009	10,184
Long-term restricted cash	—	—	—
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	210,017	175,102	163,244

According to our accounting policy, amounts included in cash and cash equivalents include cash balances that are required to be maintained by the financial covenants in our loan facilities. Under our debt facilities, we need to maintain free cash of the higher of $20 million or 5% of total interest bearing debt. We have covenanted to retain at least $69.5 million of cash and cash equivalents as of December 31, 2021 (as of December 31, 2020: $59.8 million and as of December 31, 2019: $64.1 million).
Restricted cash consists of cash, which may only be used for certain purposes under our contractual arrangements and primarily comprises collateral deposits for derivative trading.